Stockholder’s Equity (Details) - $ / shares			7 Months Ended		9 Months Ended
		Oct. 01, 2023	Dec. 31, 2022		Sep. 30, 2023
Stockholder’s Equity [Line Item]
Preferred stock, shares authorized			1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Forfeiture of shares			400,000		375,000
Number of shares of common stock outstanding upon after completion of initial public offering			25.00%		25.00%
Public Warrants expire term			5 years		5 years
Warrants exercisable, description			Redemption of Public Warrants when the price per share of Class A common stock equals or exceeds $18.00: Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption, which we refer to as the 30-day redemption period; and• if, and only if, the last sale price of our Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on each of 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders if, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.		Redemption of Public Warrants when the price per share of Class A common stock equals or exceeds $18.00: Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption, which we refer to as the 30-day redemption period; and• if, and only if, the last sale price of our Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on each of 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders if, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.
Business combination of common stock, description			In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of our initial business combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our sponsor or its affiliates, without taking into account any founder shares held by our sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial business combination on the date of the consummation of our initial business combination (net of redemptions), and (z) the volume weighted average reported sale price of our common stock during the 10 trading days ending on the third trading day prior to the day on which we consummate our initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of our initial business combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our sponsor or its affiliates, without taking into account any founder shares held by our sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial business combination on the date of the consummation of our initial business combination (net of redemptions), and (z) the volume weighted average reported sale price of our common stock during the 10 trading days ending on the third trading day prior to the day on which we consummate our initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Issued warrants			11,265,000		10,365,500
Sponsor own percentage			25.00%
Class A Common Stock [Member]
Stockholder’s Equity [Line Item]
Common stock, shares authorized			100,000,000		100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares issued					75,000
Common stock, shares outstanding					75,000
Redeemable shares					7,500,000
Class A Common Stock [Member] | Common Stock [Member]
Stockholder’s Equity [Line Item]
Common Stock, Voting Rights			one		one
Class B Common Stock [Member]
Stockholder’s Equity [Line Item]
Common stock, shares authorized	[2],[3]		10,000,000	[1],[4]	10,000,000
Common stock, par value (in Dollars per share)	[2],[3]		$ 0.0001	[1],[4]	$ 0.0001
Common Stock, Voting Rights			one		one
Common stock, shares issued	[2],[3]		2,875,000		2,875,000
Common stock, shares outstanding	[2],[3]		2,875,000		2,875,000
Forfeiture of shares		375,000
Class B Common Stock [Member] | Common Stock [Member]
Stockholder’s Equity [Line Item]
Common stock, shares issued			3,066,667
Common stock, shares outstanding			3,066,667
Public Warrants [Member]
Stockholder’s Equity [Line Item]
Issued warrants			8,000,000		7,500,000
Private Placement Warrants [Member]
Stockholder’s Equity [Line Item]
Issued warrants			3,265,000		2,865,500

[1]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).
[3]	Includes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[4]	Includes an aggregate of up to 400,000 shares of Class B common stock that are subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).